Remuneration and other benefits paid to the Bank’s directors and senior managers - Comparison between 2019 and 2020 (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Chairman
Remuneration of key personnel
Salary	€ 3,176	€ 3,176
Bonus	1,668	6,512
Total	€ 4,844	9,688
% Var. 2020 vs 2019	(50.00%)
CEO
Remuneration of key personnel
Salary	€ 2,541	2,541
Bonus	906	4,352
Total	€ 3,447	€ 6,893
% Var. 2020 vs 2019	(50.00%)